UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Yorktown Liquidity Fund Schedule of Investments May 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

REPURCHASE AGREEMENTS (100.0%)

Bank of America Securities, LLC
(Dated 5/31/2005, Repurchase Value $90,845,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 11/22/2005-5/30/2006)	3.050%	6/1/2005	$ 90,837	$ 90,837
Barclay's Capital, Inc.
(Dated 5/31/2005, Repurchase Value $65,006,000,
collateralized by Federal Home Loan Bank,
2.375%, 2/15/2006)	3.050%	6/1/2005	65,000	65,000
Citigroup Global Markets
(Dated 5/31/2005, Repurchase Value $65,006,000,
collateralized by Federal National Mortgage Assn.,
4.125%, 4/15/2014)	3.060%	6/1/2005	65,000	65,000
JPMorgan Securities Inc.
(Dated 5/31/2005, Repurchase Value $65,006,000,
collateralized by Federal Home Loan Mortgage Corp. Discount
Note, 10/4/2005	3.060%	6/1/2005	65,000	65,000
UBS Securities LLC
(Dated 5/31/2005, Repurchase Value $50,004,000,
collateralized by Federal Home Loan Bank Discount
Note, 6/16/2005-1/25/2006, Federal Home Loan Mortgage
Corp. Discount Note, 6/9/2005-4/7/2006, Federal Home Loan
Mortgage Corp., 0.00%, 2/1/2014-11/24/2014, Federal National
Mortgage Assn. Discount Note, 6/16/2005-3/31/2006 and Federal
National Mortgage Assn., 0.00%, 6/13/2006-6/1/2017)	3.060%	6/1/2005	50,000	50,000
Westdeutsche Landesbank Girocentrale
(Dated 5/31/2005, Repurchase Value $50,004,000,
collateralized by Federal Home Loan Bank, 2.250%, 12/15/2005,
Federal National Mortgage Assn., 6.000%, 12/15/2005,
Government National Mortgage Assn., 7.000%-7.500%, 10/15/2027-
6/15/2030, U.S. Treasury Notes, 1.625%-4.750%, 2/28/2006-
5/15/2014 and U.S. Treasury Bill, 7/21/2005)	3.010%	6/1/2005	50,000	50,000

TOTAL REPURCHASE AGREEMENTS
(Cost $385,837)				385,837

OTHER ASSETS AND LIABILITIES-NET				34

NET ASSETS (100%)				$385,871

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.